Business Segment Information (Details) - USD ($) $ in Thousands		3 Months Ended								9 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Segment Reporting Information [Line Items]
Asset Impairment Charges										$ 16,249
amortization of inventory and property step up to fair value	[1]										$ 2,392		$ 2,440		$ 1,599
amortization and impairment of acquired intangible assets	[1]										71,675		86,878		67,793
Business Combination, Acquisition Related Costs	[2]										8,225		8,901		16,211
loss (gain) on fair value contingent consideration adjustments	[1]												(842)		(593)
Gain (Loss) on Disposition of Business											1,770		(1,370)	[1]	14,547	[1]
Impact of TCJA on Operating Income													0	[3]	10,264
COVID-19 incremental costs											749	[4]	0		0
redomiciliation costs	[5]										3,699		8,783		0
Restructuring expenses	[6]										3,143		40,708		103
Assets		$ 5,425,582				$ 5,073,071					5,425,582		5,073,071
Payments to Acquire Productive Assets											214,516		189,715		165,457
Depreciation, Depletion and Amortization											197,235		225,921		178,332
Property, Plant and Equipment, Net		1,111,855				1,031,582					1,111,855		1,031,582
Revenues		822,991	$ 774,261	$ 736,840	$ 696,803	768,213	$ 696,238	$ 678,961	$ 638,758		3,030,895		2,782,170		2,619,996
Operating Income (Loss)											536,973		411,465		399,883
Applied Sterilization Technologies [Member]
Segment Reporting Information [Line Items]
Assets		2,720,205				2,655,870					2,720,205		2,655,870
Payments to Acquire Productive Assets											129,868		100,077		96,193
Depreciation, Depletion and Amortization											105,042	[7]	111,265	[7]	97,038
Revenues											627,147		555,127		513,287
Operating Income (Loss)											270,917		221,828		196,297
Life Science Member [Member]
Segment Reporting Information [Line Items]
Revenues											416,939		378,558		361,590
Operating Income (Loss)											144,088		132,129		123,889
Life Science Member [Member] | Consumable revenues [Member]
Segment Reporting Information [Line Items]
Revenues											185,904		161,780		150,656
Life Science Member [Member] | Capital equipment revenues [Member]
Segment Reporting Information [Line Items]
Revenues											112,747		102,714		100,555
Life Science Member [Member] | Service revenues [Member]
Segment Reporting Information [Line Items]
Revenues											118,288		114,064		110,379
OperatingSegmentAllExceptCorpandOther [Member]
Segment Reporting Information [Line Items]
Revenues											3,030,895		2,782,170		2,619,996
Operating Income (Loss)											835,641		741,863		672,806
OperatingSegmentCorpandOther [Member]
Segment Reporting Information [Line Items]
Operating Income (Loss)											(207,015)		(184,900)		(162,999)
OperatingSegmentAll [Member]
Segment Reporting Information [Line Items]
Revenues											3,030,895		2,782,170		2,619,996
Operating Income (Loss)											628,626		556,963		509,807
Healthcare [Member] [Member]
Segment Reporting Information [Line Items]
Revenues											1,986,809		1,848,485		1,745,119
Operating Income (Loss)											420,636		387,906		352,620
Healthcare [Member] [Member] | Consumable revenues [Member]
Segment Reporting Information [Line Items]
Revenues											486,425		443,851		430,907
Healthcare [Member] [Member] | Capital equipment revenues [Member]
Segment Reporting Information [Line Items]
Revenues											617,712		587,680		538,515
Healthcare [Member] [Member] | Service revenues [Member]
Segment Reporting Information [Line Items]
Revenues											882,672		816,954		775,697
Healthcare and Life Sciences [Member]
Segment Reporting Information [Line Items]
Assets		2,705,377				2,417,201					2,705,377		2,417,201
Payments to Acquire Productive Assets											84,648		89,638		69,264
Depreciation, Depletion and Amortization											92,193	[7]	114,656	[7],[8]	81,294
IRELAND
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net		47,459				41,137					47,459		41,137
Revenues											63,821		56,784		48,246
UNITED STATES
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net		632,333				577,113					632,333		577,113
Revenues											2,211,722		1,976,814		1,836,414
Other foreign locations [Member]
Segment Reporting Information [Line Items]
Revenues											755,352		748,572		$ 735,336
Other Foreign Entities [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net		$ 432,063				$ 413,332					$ 432,063		$ 413,332

[1]	For more information regarding our recent acquisitions and divestitures see Note 18 titled, "Business Acquisitions and Divestitures". Amortization of purchased intangible assets fiscal 2019 total includes an impairment charge of $16,249, see Note 3 titled, "Goodwill and Intangible Assets", for more information.
[2]	Acquisition and integration related charges include transaction costs and integration expenses associated with acquisitions.
[3]	Represents a one-time special employee bonus paid to most U.S. employees and associated professional fees.
[4]	COVID-19 incremental costs includes the additional costs attributable to COVID-19 such as enhanced cleaning protocols, personal protective equipment for our employees, event cancellation fees, and payroll costs associated with our response to COVID-19, net of any government subsidies available.
[5]	Costs incurred in connection with the Redomiciliation
[6]	For more information regarding our restructuring activities see Note 2 titled, "Restructuring"
[7]	The fiscal 2020 and 2019 totals include the impact of Restructuring see Note 2 titled, "Restructuring" for additional information.
[8]	The fiscal 2019 total includes an impairment charge see Note 3 titled, "Goodwill and Intangible Assets", for additional information.